INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 20,892	$ 19,890
Accumulated amortization	17,381	16,435
Total	$ 3,511	3,455
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	3 years 9 months 18 days
Cost	$ 10,113	9,111
Accumulated amortization	$ 9,117	9,111
Technology Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	6 years
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	2 years 9 months 18 days
Cost	$ 1,877	1,877
Accumulated amortization	$ 1,877	1,877
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	4 years 4 months 24 days
Cost	$ 3,592	3,592
Accumulated amortization	$ 3,592	3,592
Software license [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	5 years
Cost	$ 1,651	1,651
Accumulated amortization	$ 660	330
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	6 years
Cost	$ 3,659	3,659
Accumulated amortization	$ 2,135	$ 1,525